Offsets	Nov. 11, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	StandardAero, Inc.
Form or Filing Type	S-1
File Number	333-287398
Initial Filing Date	May 19, 2025
Fee Offset Claimed	$ 829,324.08
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	187,137,524
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,398,917,567.4
Termination / Withdrawal Statement	The offering of shares of common stock under the Prior Registration Statement has been completed.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	StandardAero, Inc.
Form or Filing Type	S-1
File Number	333-287398
Filing Date	May 19, 2025
Fee Paid with Fee Offset Source	$ 978,958.54
Termination / Withdrawal Statement	The offering of shares of common stock under the Prior Registration Statement has been completed.